PROPERTY AND EQUIPMENT, NET - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Costs capitalized to construction in progress	$ 46,277	$ 21,774
Cost of property and equipment held under finance lease	246,638	233,503
Accumulated depreciation and amortization of property and equipment held under finance lease	$ 80,565	$ 63,758